Joint Arrangements - Joint Operations (Details)		6 Months Ended
	Jun. 13, 2022	Jun. 30, 2022
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		50.00%
Sunrise Oil Sands Partnership
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	35.00%	50.00%
WRB Refining LP
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		50.00%